Consolidated Balance Sheets Parenthetical (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables:
Allowance for doubtful accounts, premiums and other receivables	$ 1,977	$ 1,760
Other receivables allowance for doubtful accounts	$ 1,270	$ 1,400
Shareholders' equity:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	15,000,000	15,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	161,309,652	148,364,037
Common stock, shares outstanding	161,309,652	148,364,037
Series C Preferred Stock [Member]
Shareholders' equity:
Preferred stock, shares outstanding (in shares)	0	460,000
Series D Preferred Stock [Member]
Shareholders' equity:
Preferred stock, shares outstanding (in shares)	1,815,000	1,815,000
Series E Preferred Stock [Member]
Shareholders' equity:
Preferred stock, shares outstanding (in shares)	690,000	0